UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Fund Address:	Royce Value Trust, Inc. 745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 3/31/2017

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.4%

Consumer Discretionary – 11.0%
Auto Components - 1.6%
Cooper Tire & Rubber	102,400	$4,541,440
Gentex Corporation	260,570	5,557,958
LCI Industries	63,116	6,298,977
Motorcar Parts of America [1]	27,100	832,783
Sebang Global Battery	28,500	940,400
Standard Motor Products	50,391	2,476,214

		20,647,772

Automobiles - 0.7%
Thor Industries [2]	102,010	9,806,221

Distributors - 0.8%
Core-Mark Holding Company	220,900	6,889,871
Fenix Parts [1]	255,000	395,250
Uni-Select	30,200	803,229
Weyco Group	97,992	2,751,615

		10,839,965

Diversified Consumer Services - 0.8%
AcadeMedia [1]	90,000	559,948
American Public Education [1]	42,400	970,960
Cambium Learning Group [1]	100,000	490,000
Collectors Universe	50,000	1,305,000
DeVry Education Group [1]	52,054	1,845,314
H&R Block	8,000	186,000
Liberty Tax Cl. A	151,573	2,159,915
Lincoln Educational Services [1]	430,600	1,209,986
Universal Technical Institute [1]	504,032	1,738,911

		10,466,034

Hotels, Restaurants & Leisure - 0.4%
Biglari Holdings [1]	1,500	647,970
Century Casinos [1]	222,360	1,681,042
Lindblad Expeditions Holdings [1]	207,600	1,860,096
Rank Group	436,989	1,142,640

		5,331,748

Household Durables - 1.7%
AV Homes [1]	66,100	1,087,345
Cavco Industries [1]	14,700	1,711,080
Ethan Allen Interiors	231,000	7,080,150
Flexsteel Industries	13,900	700,560
Mohawk Industries [1,2]	22,400	5,140,576
Natuzzi ADR [1]	2,096,300	5,951,396
Samson Holding	2,500,000	186,579
Stanley Furniture [3]	912,235	711,543

		22,569,229

Internet & Direct Marketing Retail - 0.5%
CafePress [1]	110,000	332,200
FTD Companies [1]	298,014	6,002,002

		6,334,202

Leisure Products - 1.0%
Character Group	91,500	556,006
MCBC Holdings	85,400	1,380,918
Nautilus [1]	613,700	11,200,025

		13,136,949

Media - 0.4%
E.W. Scripps Company Cl. A [1,2,4]	44,460	1,042,142
Entravision Communications Cl. A	108,200	670,840
Global Eagle Entertainment [1]	110,000	350,900
Gray Television [1]	50,000	725,000
New Media Investment Group	60,100	854,021
Pico Far East Holdings	3,484,400	1,403,355
T4F Entretenimento	150,000	307,130
Technicolor	120,000	551,877

		5,905,265

Multiline Retail - 0.0%
New World Department Store China [1]	1,447,500	232,822

Specialty Retail - 1.7%
AutoCanada	78,800	1,329,678
Barnes & Noble	52,000	481,000
Barnes & Noble Education [1]	20,000	191,800
Buckle (The) [2]	44,715	831,699
Byggmax Group	70,000	480,434
Caleres	141,100	3,727,862
Container Store Group (The) [1]	158,200	669,186
Destination Maternity [1]	557,967	2,376,939
Genesco [1]	21,755	1,206,315
Haverty Furniture	23,700	577,095
I.T	827,000	358,617
Monro Muffler Brake	161,500	8,414,150
Oriental Watch Holdings	967,900	222,935
TravelCenters of America LLC [1]	62,500	381,250
West Marine [1]	131,100	1,250,694

		22,499,654

Textiles, Apparel & Luxury Goods - 1.4%
Crown Crafts	97,741	806,363
Culp	29,400	917,280
Deckers Outdoor [1]	24,920	1,488,472
J.G. Boswell Company [5]	3,940	2,734,400
Movado Group	86,661	2,162,192
Wolverine World Wide	360,200	8,994,194
YGM Trading	1,082,600	1,086,570

		18,189,471

Total		145,959,332

Consumer Staples – 2.3%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	105,500	2,665,985

Food & Staples Retailing - 0.0%
Conviviality	100,000	341,415

Food Products - 1.9%
AGT Food and Ingredients	9,000	211,016
Cal-Maine Foods [1]	78,716	2,896,749
CCL Products India	80,000	421,344
Farmer Bros. [1]	52,300	1,848,805
Hilton Food Group	75,000	606,560
Industrias Bachoco ADR	53,695	2,903,826
John B. Sanfilippo & Son	17,200	1,258,868
Sanderson Farms	18,200	1,889,888
Seneca Foods Cl. A [1]	147,605	5,328,541
Seneca Foods Cl. B [1]	13,840	519,000
SunOpta [1,2]	187,459	1,302,840
Tootsie Roll Industries [2]	146,308	5,464,619

		24,652,056

Household Products - 0.1%
Central Garden & Pet [1]	10,300	381,821
McBride	204,000	506,072

		887,893

Personal Products - 0.1%
Inter Parfums	43,530	1,591,022

Total		30,138,371

Energy – 5.0%
Energy Equipment & Services - 3.9%
CARBO Ceramics [1,2,4]	48,000	625,920
Diamond Offshore Drilling [1]	189,000	3,158,190
Era Group [1]	535,771	7,104,324
Forum Energy Technologies [1]	118,654	2,456,138
Frank’s International	108,600	1,147,902
Helmerich & Payne	89,000	5,924,730
ION Geophysical [1]	71,880	348,618
Oil States International [1]	53,233	1,764,674
Pason Systems	521,080	7,527,125
SEACOR Holdings [1]	150,469	10,410,950
TGS-NOPEC Geophysical	411,670	8,726,088
Trican Well Service [1]	897,300	2,732,688

		51,927,347

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	61,600	495,880
Dorchester Minerals L.P.	177,172	3,047,358
Dorian LPG [1]	184,034	1,937,878
Hargreaves Services	57,683	242,289
New Zealand Refining	310,000	517,198
San Juan Basin Royalty Trust	320,352	2,319,348
World Fuel Services	110,800	4,016,500
WPX Energy [1]	110,000	1,472,900

		14,049,351

Total		65,976,698

Financials – 15.4%
Banks - 2.4%
Banca Sistema	200,000	582,473
Bank of N.T. Butterfield & Son	178,416	5,693,254
Blue Hills Bancorp	65,080	1,161,678
Canadian Western Bank	279,500	6,185,423
Farmers & Merchants Bank of Long
Beach [5]	1,080	8,073,000
Fauquier Bankshares	160,800	2,918,520
First Citizens BancShares Cl. A	14,676	4,921,890
Webster Financial	40,300	2,016,612

		31,552,850

Capital Markets - 8.3%
Ares Management L.P.	366,300	6,941,385
Artisan Partners Asset Management Cl. A	255,900	7,062,840
ASA Gold and Precious Metals	199,821	2,409,841
Ashmore Group	1,354,000	5,996,870
Associated Capital Group Cl. A	20,200	730,230
Citadel Capital [1]	8,549,921	521,048
Cowen Group [1]	62,706	937,455
Dundee Corporation Cl. A [1]	1,079,900	3,305,029
Edmond de Rothschild (Suisse)	153	2,443,967
Federated Investors Cl. B	173,140	4,560,508
Gluskin Sheff + Associates	57,600	761,445
Houlihan Lokey Cl. A	104,300	3,593,135
Jupiter Fund Management	230,000	1,227,592
KKR & Co. L.P.	24,100	439,343
Lazard Cl. A	116,835	5,373,242
Manning & Napier Cl. A	395,692	2,255,444
MarketAxess Holdings	70,800	13,274,292
Medley Management Cl. A	109,500	908,850
Morningstar	84,600	6,649,560
mutares	39,266	578,068
MVC Capital	324,200	2,914,558
Oaktree Capital Group LLC Cl. A	101,100	4,579,830
Rothschild & Co	216,893	6,216,062
SEI Investments	185,600	9,361,664
Sprott	1,590,000	2,666,240
TMX Group	40,700	2,063,080
U.S. Global Investors Cl. A	520,551	812,060
Value Partners Group	5,453,000	5,192,331
Virtu Financial Cl. A	74,200	1,261,400
Virtus Investment Partners	11,930	1,263,387
Westwood Holdings Group	49,073	2,620,989
ZAIS Group Holdings Cl. A [1,2,4]	492,300	1,329,210

		110,250,955

Consumer Finance - 0.1%
Bajaj Finance	55,000	994,337
Currency Exchange International [1]	10,000	165,432

		1,159,769

Diversified Financial Services - 0.5%
First Pacific	1,020,000	740,243
PICO Holdings [1]	409,400	5,731,600
Waterloo Investment Holdings [1,6]	2,973,544	892,063

		7,363,906

Insurance - 2.6%
Alleghany Corporation [1]	2,109	1,296,318
Atlas Financial Holdings [1]	48,900	667,485
eHealth [1]	65,000	782,600
E-L Financial	21,500	13,240,967
Erie Indemnity Cl. A	25,000	3,067,500
Independence Holding Company	314,523	5,850,128
MBIA [1]	942,400	7,982,128
ProAssurance Corporation	17,139	1,032,624
Trupanion [1]	18,000	255,960
WMIH [1]	77,742	112,726

		34,288,436

Investment Companies - 0.2%
RIT Capital Partners	130,500	3,059,151

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Owens Realty Mortgage	40,492	720,758

Thrifts & Mortgage Finance - 1.3%
BofI Holding [1]	16,300	425,919
Genworth MI Canada	239,895	6,633,033
Timberland Bancorp [3]	444,200	9,950,080
Vestin Realty Mortgage II [1,5]	54	107,114

		17,116,146

Total		205,511,971

Health Care – 5.1%
Biotechnology - 0.9%
Keryx Biopharmaceuticals [1]	139,000	856,240
Novavax [1]	550,000	704,000
Sangamo Therapeutics [1]	469,315	2,440,438
Zealand Pharma [1]	467,707	7,545,176

		11,545,854

Health Care Equipment & Supplies - 1.8%
Analogic Corporation	53,735	4,078,486
Atrion Corporation [2]	15,750	7,374,150
Cerus Corporation [1]	108,000	480,600
Hill-Rom Holdings	5,000	353,000
Integer Holdings [1]	42,400	1,704,480
Invacare Corporation	38,900	462,910
Masimo Corporation [1]	50,000	4,663,000
Neogen Corporation [1]	16,800	1,101,240
Surmodics [1]	138,500	3,330,925

		23,548,791

Health Care Providers & Services - 0.8%
Aceto Corporation	18,800	297,228
AMN Healthcare Services [1]	25,400	1,031,240
Community Health Systems [1]	790,000	7,007,300
Landauer	50,000	2,437,500

		10,773,268

Health Care Technology - 0.2%
Cegedim [1]	10,000	282,702
Medidata Solutions [1]	50,000	2,884,500

		3,167,202

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories Cl. A [1]	32,998	6,577,821
Bio-Techne	57,043	5,798,421
Evotec [1]	100,000	976,015
PAREXEL International [1]	56,600	3,572,026

		16,924,283

Pharmaceuticals - 0.1%
Intra-Cellular Therapies [1]	30,000	487,500
Theravance Biopharma [1]	37,291	1,373,055

		1,860,555

Total		67,819,953

Industrials – 30.2%
Aerospace & Defense - 2.7%
Austal	688,670	910,228
Ducommun [1]	117,200	3,374,188
HEICO Corporation	140,338	12,237,474
HEICO Corporation Cl. A	80,808	6,060,600
Magellan Aerospace	182,779	2,687,017
Mercury Systems [1]	25,400	991,870
Teledyne Technologies [1]	20,600	2,605,076
Wesco Aircraft Holdings [1]	588,000	6,703,200

		35,569,653

Air Freight & Logistics - 1.8%
Expeditors International of Washington	158,900	8,976,261
Forward Air	179,750	8,550,708
Hub Group Cl. A [1,2]	149,400	6,932,160

		24,459,129

Building Products - 0.7%
American Woodmark [1]	13,000	1,193,400
Apogee Enterprises	51,400	3,063,954
Burnham Holdings Cl. B [5]	36,000	572,400
DIRTT Environmental Solutions [1]	65,000	341,655
Epwin Group	70,000	90,883
Insteel Industries	78,980	2,854,337
Patrick Industries [1]	9,850	698,365

		8,814,994

Commercial Services & Supplies - 2.7%
Atento [1]	234,500	2,145,675
CECO Environmental	99,028	1,040,784
CompX International Cl. A	211,100	3,240,385
Copart [1]	219,960	13,622,123
Heritage-Crystal Clean [1]	152,527	2,089,620
Kimball International Cl. B	286,180	4,721,970
Mobile Mini	105,000	3,202,500
Steelcase Cl. A	231,160	3,871,930
UniFirst Corporation	10,970	1,551,706

		35,486,693

Construction & Engineering - 3.6%
Aecon Group	34,500	445,437
Ameresco Cl. A [1]	110,000	720,500
Comfort Systems USA	60,800	2,228,320
EMCOR Group [2]	121,300	7,635,835
IES Holdings [1]	594,244	10,755,816
Jacobs Engineering Group	164,900	9,115,672
KBR	325,300	4,889,259
Northwest Pipe [1]	20,000	314,200
NV5 Global [1]	23,500	883,600
Sterling Construction [1,2]	122,300	1,131,275
Valmont Industries [2]	63,545	9,881,248

		48,001,162

Electrical Equipment - 0.8%
Global Power Equipment Group [1,5]	631,820	2,729,462
PNE Wind	200,000	547,695
Powell Industries	94,500	3,254,580
Preformed Line Products	91,600	4,776,940

		11,308,677

Industrial Conglomerates - 0.6%
A. Soriano	2,791,000	339,315
Raven Industries	251,725	7,312,611

		7,651,926

Machinery - 10.6%
Chen Hsong Holdings	1,159,000	313,183
China Metal International Holdings	554,524	174,102
CIRCOR International	98,584	5,859,833
Colfax Corporation [1]	77,242	3,032,521
Deutz	115,000	793,630
Donaldson Company	193,559	8,810,806
Exco Technologies	216,600	1,868,182
Federal Signal	21,980	303,544
Franklin Electric	104,600	4,503,030
Graco	89,276	8,404,442
Greenbrier Companies (The)	45,400	1,956,740
Hurco Companies	25,952	807,107
Hyster-Yale Materials Handling Cl. A	10,000	563,900
IDEX Corporation	67,400	6,302,574
John Bean Technologies	68,626	6,035,657
Kadant	42,200	2,504,570
Kennametal	160,100	6,280,723
Lincoln Electric Holdings	61,360	5,329,729
Lindsay Corporation [2]	80,000	7,049,600
Luxfer Holdings ADR	28,100	341,696
Lydall [1]	46,580	2,496,688
NN	308,700	7,779,240
Nordson Corporation	24,296	2,984,521
Proto Labs [1]	10,000	511,000
RBC Bearings [1]	124,700	12,107,123
Sarine Technologies	327,500	450,683
Sun Hydraulics	286,318	10,338,943
Supreme Industries Cl. A [2]	80,700	1,634,982
Tennant Company	111,900	8,129,535
Titan International	173,100	1,789,854
Watts Water Technologies Cl. A	61,000	3,803,350
Westinghouse Air Brake Technologies	91,070	7,103,460
Westport Fuel Systems [1]	327,100	314,016
Woodward	154,600	10,500,432

		141,179,396

Marine - 1.5%
Clarkson	291,000	9,479,445
Kirby Corporation [1]	144,500	10,194,475

		19,673,920

Professional Services - 2.9%
Advisory Board (The) [1]	209,377	9,798,844
Franklin Covey [1]	40,800	824,160
Heidrick & Struggles International	66,480	1,751,748
ICF International [1]	7,636	315,367
ManpowerGroup	112,858	11,575,845
On Assignment[1,2]	179,295	8,701,186
Quess Corporation [1]	45,720	482,301
Robert Half International	63,732	3,112,033
TrueBlue [1]	81,420	2,226,837
Volt Information Sciences [1]	70,000	483,000

		39,271,321

Road & Rail - 1.7%
Genesee & Wyoming Cl. A [1]	15,000	1,017,900
Knight Transportation	122,400	3,837,240
Landstar System	132,460	11,345,199
Patriot Transportation Holding [1]	139,100	3,164,525
Saia [1,2,4]	53,230	2,358,089
Trancom	4,932	255,172
Universal Logistics Holdings	78,916	1,132,445

		23,110,570

Trading Companies & Distributors - 0.6%
Central Steel & Wire [5]	4,862	2,003,144
Houston Wire & Cable [1]	509,200	3,437,100
MSC Industrial Direct Cl. A [2]	10,763	1,106,006
SIG	600,000	836,687

		7,382,937

Transportation Infrastructure - 0.0%
Hopewell Highway Infrastructure	1,012,000	545,619

Total		402,455,997

Information Technology – 18.1%
Communications Equipment - 0.7%
ADTRAN [2]	234,973	4,875,690
Bel Fuse Cl. B	30,238	772,581
Clearfield [1]	55,600	914,620
NetScout Systems [1]	37,500	1,423,125
Oclaro [1]	87,500	859,250
Sonus Networks [1]	30,000	197,700

		9,042,966

Electronic Equipment, Instruments & Components - 8.9%
Anixter International [1,2]	70,895	5,621,973
Cognex Corporation [2,4]	208,570	17,509,451
Coherent [1]	111,734	22,976,980
Dolby Laboratories Cl. A	27,750	1,454,378
Fabrinet [1]	39,900	1,676,997
FARO Technologies [1]	153,567	5,490,020
FLIR Systems	317,000	11,500,760
HollySys Automation Technologies	53,882	912,222
Horiba	12,000	643,492
Integrated Micro-Electronics	2,000,000	290,982
IPG Photonics [1,2]	64,470	7,781,529
LRAD Corporation	776,544	1,172,581
Methode Electronics	48,330	2,203,848
National Instruments	261,850	8,525,836
Orbotech [1]	54,700	1,764,075
Perceptron [1]	357,700	2,983,218
Plexus Corporation [1]	150,600	8,704,680
Richardson Electronics	573,732	3,453,867
Rogers Corporation [1]	57,066	4,900,257
Systemax	38,520	427,187
TTM Technologies [1,2,4]	496,400	8,006,932
VST Holdings	979,000	343,907

		118,345,172

Internet Software & Services - 1.9%
Actua Corporation [1]	63,815	896,601
Care.com [1]	235,900	2,951,109
CommerceHub Ser. C [1]	50,000	776,500
comScore [1,5]	211,136	4,560,538
HolidayCheck Group [1]	44,900	122,431
IZEA [1]	105,406	442,705
j2 Global	76,620	6,429,184
Leaf Group [1]	75,000	562,500
MiX Telematics ADR	2,641	16,638
QuinStreet [1]	526,082	2,051,720
RealNetworks [1]	219,879	1,064,214
Solium Capital [1]	182,800	1,044,689
Spark Networks [1,2]	322,175	331,840
Stamps.com [1]	37,500	4,438,125
Support.com [1]	216,766	475,802

		26,164,596

IT Services - 1.2%
Acxiom Corporation [1]	48,000	1,366,560
Computacenter	40,000	373,615
Convergys Corporation [2]	121,000	2,559,150
DST Systems [2,4]	10,000	1,225,000
Hackett Group (The)	417,266	8,132,514
Innodata [1]	274,314	603,491
MoneyGram International [1]	43,900	737,959
Unisys Corporation [1]	40,000	558,000

		15,556,289

Semiconductors & Semiconductor Equipment - 2.9%
Amtech Systems [1]	141,471	778,090
Brooks Automation	131,300	2,941,120
Cabot Microelectronics	14,800	1,133,828
CyberOptics Corporation [1]	36,200	939,390
Diodes [1]	270,850	6,513,942
Intermolecular [1]	40,000	37,200
Kulicke & Soffa Industries [1]	77,400	1,572,768
MKS Instruments	23,210	1,595,688
Nanometrics [1]	71,700	2,183,982
Nova Measuring Instruments [1]	55,100	1,024,309
Photronics [1]	159,900	1,710,930
Rudolph Technologies [1,2]	62,700	1,404,480
Sigma Designs [1]	78,900	493,125
Silicon Motion Technology ADR	70,700	3,305,225
Teradyne	130,000	4,043,000
Ultra Clean Holdings [1]	42,800	722,036
Veeco Instruments [1]	17,500	522,375
Versum Materials	123,000	3,763,800
Xperi	124,130	4,214,214

		38,899,502

Software - 1.7%
American Software Cl. A	108,690	1,117,334
ANSYS [1,2,4]	95,000	10,152,650
BroadSoft [1]	25,000	1,005,000
Computer Modelling Group	316,300	2,461,710
Micro Focus International	30,000	856,232
Model N [1]	300,387	3,139,044
Monotype Imaging Holdings	117,700	2,365,770
PSI	18,194	247,275
Rosetta Stone [1]	40,000	390,000
SeaChange International [1]	247,069	612,731
Tangoe [1,5]	40,000	212,000

		22,559,746

Technology Hardware, Storage & Peripherals - 0.8%
Diebold Nixdorf	266,600	8,184,620
Intevac [1]	178,700	2,233,750

		10,418,370

Total		240,986,641

Materials – 7.5%
Chemicals - 2.3%
Dyadic International [1,5]	75,000	106,500
FutureFuel Corporation	48,500	687,730
Hawkins	86,178	4,222,722
Innospec	36,883	2,388,174
Minerals Technologies	105,293	8,065,444
Quaker Chemical	109,669	14,439,021

		29,909,591

Construction Materials - 1.0%
Ash Grove Cement Cl. B [5]	50,518	13,892,450

Containers & Packaging - 0.3%
Mayr-Melnhof Karton	34,000	3,959,001

Metals & Mining - 3.8%
Alamos Gold Cl. A	263,300	2,114,557
Ampco-Pittsburgh	36,966	519,372
Constellium Cl. A [1]	90,000	585,000
Exeter Resource [1]	125,000	216,250
Ferroglobe	50,000	516,500
Ferroglobe (Warranty Insurance Trust)[1,6]	49,300	0
Franco-Nevada Corporation	117,300	7,684,323
Gold Fields ADR	370,000	1,306,100
Haynes International	113,900	4,341,868
Hecla Mining	321,300	1,699,677
Lundin Mining	640,000	3,604,617
Major Drilling Group International [1]	844,500	4,483,340
Pretium Resources [1]	165,000	1,769,297
Reliance Steel & Aluminum	139,940	11,197,999
Royal Gold	16,600	1,162,830
Sandstorm Gold [1]	125,000	533,750
Synalloy Corporation [1]	178,800	2,190,300
Tree Island Steel	30,000	101,290
Worthington Industries	148,000	6,673,320

		50,700,390

Paper & Forest Products - 0.1%
Quintis	453,967	360,704
Stella-Jones	39,400	1,158,431

		1,519,135

Total		99,980,567

Real Estate – 2.9%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Irish Residential Properties REIT	200,000	264,566

Real Estate Management & Development - 2.9%
Altus Group	24,200	529,548
FirstService Corporation	135,100	8,146,530
Forestar Group [1]	102,000	1,392,300
FRP Holdings [1]	178,558	7,142,320
Kennedy-Wilson Holdings	101,300	2,248,860
Marcus & Millichap [1]	256,313	6,300,174
Real Estate Investors	500,000	372,738
RMR Group Cl. A [2]	27,200	1,346,400
St. Joe Company (The) [1]	177,000	3,017,850
Tejon Ranch [1]	360,035	7,881,166

		38,377,886

Total		38,642,452

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.1%
China Communications Services	750,182	491,337
HKBN	500,000	559,094

		1,050,431

Wireless Telecommunication Services - 0.4%
Boingo Wireless [1]	50,000	649,500
Telephone and Data Systems	208,270	5,521,238

		6,170,738

Total		7,221,169

Utilities – 0.2%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	745,980
Toho Gas	60,000	424,145

		1,170,125

Independent Power & Renewable Electricity Producer - 0.1%
Calpine Corporation [1]	100,000	1,105,000

Multi-Utilities - 0.0%
Just Energy Group [2,4]	18,520	115,935

Total		2,391,060

Miscellaneous [7] – 1.2%
Total		15,404,569

TOTAL COMMON STOCKS
(Cost $963,700,053)		1,322,488,780

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation, 0.09% dated 3/31/17, due 4/3/17, maturity value $75,239,564 (collateralized by obligations of various U.S. Government Agencies, 1.625% due 4/30/23, valued at $76,747,074) (Cost $75,239,000)		75,239,000

TOTAL INVESTMENTS – 105.1%
(Cost $1,038,939,053)		1,397,727,780

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.1)%		(67,414,684)

NET ASSETS – 100.0%		$1,330,313,096

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2017. Total market value of pledged securities at March 31, 2017, was $111,059,795.
[3]	At March 31, 2017, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	At March 31, 2017, a portion of these securities were rehypothecated in connection with the revolving credit agreement in the aggregate amount of $36,521,375.
[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[6]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	Includes securities first acquired in 2017 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,041,046,362. At March 31, 2017, net unrealized appreciation for all securities was $356,681,418, consisting of aggregate gross unrealized appreciation of $442,112,899 and aggregate gross unrealized depreciation of $85,431,481. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,285,968,405	$35,628,312	$892,063	$1,322,488,780
Cash Equivalents	–	75,239,000	–	75,239,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2017, securities valued at $4,772,538 were transferred from Level 1 to Level 2 and securities valued at $79,601,401 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/16	Gain (Loss)	Balance as of 3/31/17

Common Stocks	$892,063	$0	$892,063

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2017, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2017, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2017:

	Shares	Market Value	Cost of	Proceeds	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/16	12/31/16	Purchases	from Sales	Gain (Loss)	Income	3/31/17	3/31/17

Stanley Furniture	912,235	$821,194	–	–	–	$–	912,235	$711,543
Timberland Bancorp	444,200	9,177,172	–	–	–	48,862	444,200	9,950,080
		$9,998,366			–	$48,862		$10,661,623

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 26, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: May 26, 2017